UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, October 30, 2000

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total:  $150939
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ --------
-------- --------
ABN AMRO ADR                   COM              000937102      699    28452 SH       SOLE
  23302              5150
AT&T Corp                      COM              001957109     2399    75856 SH       SOLE
63073             12783
Agilent Technologies           COM              0084U1017      827    11208 SH       SOLE
9302              1906
Alltel Corp                    COM              020039103      356     5746 SH       SOLE
5346               400
America Online                 COM              02364J104     2271    43060 SH       SOLE
35840              7220
American Express               COM              025816109     4536    87030 SH       SOLE
73350             13680
Associates First Cap           COM              046008108      757    33926 SH       SOLE
28446              5480
Baldor Electric                COM              057741100      300    16100 SH       SOLE
14162              1938
Bank of America Corp           COM              060505104     1115    25925 SH       SOLE
 22125              3800
Boeing Company                 COM              097023105     2545    60870 SH       SOLE
51034              9836
Bristol Myers Squibb           COM              110122108     2184    37497 SH       SOLE
33072              4425
Broadcom Corporation           COM              111320107     1665     7605 SH       SOLE
  6735               870
Caterpillar, Inc               COM              149123101     2005    59184 SH       SOLE
50314              8870
Chase Manhattan                COM              16161A108     2960    64258 SH       SOLE
56189              8069
Cisco Systems                  COM              17275R102      229     3600 SH       SOLE
1500              2100
Coca-Cola                      COM              191216100     1867    32513 SH       SOLE
27318              5195
DaimlerChrysler AG             COM              D1668R123      337     6466 SH       SOLE
 5366              1100
Deere & Co                     COM              244199105      931    25150 SH       SOLE
21900              3250
Diebold, Inc                   COM              253651103     1419    50890 SH       SOLE
43240              7650
Disney, (Walt) Co              COM              254687106     3517    90611 SH       SOLE
77136             13475
DuPont deNemours               COM              263534109     1751    40031 SH       SOLE
34241              5790
Equant ADR                     COM              294409107      468    10875 SH       SOLE
8825              2050
Exxon Mobil Corp               COM              30231G102     3585    45675 SH       SOLE
38572              7103
FedEx Corp                     COM              31428X106     2924    76950 SH       SOLE
65840             11110
Ford Motor Co                  COM              345370100     2162    50275 SH       SOLE
43175              7100
General Electric               COM              369604103     9070   171126 SH       SOLE
142852             28274
General Motors                 COM              370442105     1494    25733 SH       SOLE
21533              4200
Halliburton Co                 COM              406216101     1161    24600 SH       SOLE
21500              3100
Hewlett-Packard                COM              428236103     3716    29754 SH       SOLE
24734              5020
Hillenbrand Inds               COM              431573104      373    11925 SH       SOLE
9475              2450
Int'l Business Mach            COM              459200101     5735    52344 SH       SOLE
45159              7185
Intel Corp                     COM              458140100     9660    72258 SH       SOLE
61425             10833
International Paper            COM              460146103      933    31302 SH       SOLE
27502              3800
JDS Uniphase Corp              COM              46612j101     1808    15080 SH       SOLE
13325              1755
Johnson & Johnson              COM              478160104     3723    36544 SH       SOLE
31349              5195
Lucent Technologies            COM              549463107     5785    97643 SH       SOLE
79718             17925
Matsushita Elec ADR            COM              576879209     2071     8060 SH       SOLE
 6860              1200
McDonalds Corp                 COM              580135101     2050    62228 SH       SOLE
53138              9090
Medtronic Inc                  COM              585055106      548    11000 SH       SOLE
11000
Merck                          COM              589331107     4938    64443 SH       SOLE
55563              8880
Microsoft Corp                 COM              594918104     1938    24231 SH       SOLE
20856              3375
Motorola, Inc                  COM              620076109     2559    88064 SH       SOLE
73794             14270
Nokia ADS                      COM              654902204     4368    87465 SH       SOLE
76270             11195
Nortel Networks                COM              656568102     1652    24200 SH       SOLE
21330              2870
Novartis AG ADR                COM              66987V109     1101    27535 SH       SOLE
22505              5030
Oracle Systems                 COM              68389X105      321     3824 SH       SOLE
3824
PMC-Sierra Inc                 COM              69344F106      876     4930 SH       SOLE
4245               685
Procter & Gamble               COM              742718109     2734    47755 SH       SOLE
41390              6365
RF Micro Devices               COM              749941100      977    11155 SH       SOLE
9425              1730
Royal Dutch Pet ADR            COM              780257804     3112    50555 SH       SOLE
 42250              8305
Royal Phil Elec ADR            COM              500472204     6376   134238 SH       SOLE
115645             18593
SAP AG ADR                     COM              803054204     1218    25945 SH       SOLE
21595              4350
SBC Communications             COM              78387G103     1005    23240 SH       SOLE
   19227              4013
Sony Corp ADR                  COM              835699307     4893    51886 SH       SOLE
42596              9290
Texaco Inc                     COM              881694103      465     8727 SH       SOLE
7802               925
Titanium Metals                COM              888339108       59    12575 SH       SOLE
11100              1475
Tyco International             COM              902124106     5479   115656 SH       SOLE
99156             16500
Tyson Foods Cl A               COM              902494103     3128   357436 SH       SOLE
222289            135146
United Technologies            COM              913017109     3770    64034 SH       SOLE
53159             10875
Wal-Mart Stores                COM              931142103     9535   165474 SH       SOLE
139507             25967
WorldCom, Inc                  COM              98157D106     2726    59430 SH       SOLE
51223              8207